Intangible Assets and Contract Liabilities - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets
Intangibles assets, beginning balance	$ 1,286	$ 1,891
Amortization for the year	(605)	(605)
Intangibles assets, ending balance	681	1,286
Above Market Value Of Time Charter [Member] | Tordis Knutsen [Member]
Intangible Assets
Intangibles assets, beginning balance	608	911
Amortization for the year	(303)	(303)
Intangibles assets, ending balance	305	608
Above Market Value Of Time Charter [Member] | Vigdis Knutsen [Member]
Intangible Assets
Intangibles assets, beginning balance	678	980
Amortization for the year	(302)	(302)
Intangibles assets, ending balance	$ 376	$ 678